Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 18, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 18, 2012
Prospectus Date	rr_ProspectusDate	Apr 2, 2012

Allianz Global Investors Solutions 2025 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2025 Fund
Allianz Global Investors Solutions 2025 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2025 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2025 Fund	Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.05%	[1]	none	0.10%	[1]	0.71%	0.86%	(0.25%)	[2]	0.61%	[2]
Class P	0.05%	[1]	none	0.15%	[1]	0.71%	0.91%	(0.20%)	[2]	0.71%	[2]
Administrative Class	0.05%	[1]	0.25%	0.15%	[1]	0.71%	1.16%	(0.20%)	[2]	0.96%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.61% for Institutional Class, 0.71% for Class P and 0.96% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz Global Investors Solutions 2025 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2025 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2025 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.61%	[2]
Allianz Global Investors Solutions 2025 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.71%	[2]
Allianz Global Investors Solutions 2025 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[2]

[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.61% for Institutional Class, 0.71% for Class P and 0.96% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2025 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2025 Fund
Allianz Global Investors Solutions 2025 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2025 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2025 Fund		Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	[2]	0.05%	[1]	0.25%	0.30%	[1]	0.71%	1.31%	(0.30%)	[3]	1.01%	[3]
Class R		0.05%	[1]	0.50%	0.30%	[1]	0.71%	1.56%	(0.20%)	[3]	1.36%	[3]
[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.01% for Class A and 1.36% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz Global Investors Solutions 2025 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2025 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2025 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2025 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.01%	[2],[3]
Allianz Global Investors Solutions 2025 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.36%	[3]

[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.01% for Class A and 1.36% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2035 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2035 Fund
Allianz Global Investors Solutions 2035 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2035 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2035 Fund	Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.05%	[1]	none	0.10%	[1]	0.84%	0.99%	(0.33%)	[2]	0.66%	[2]
Class P	0.05%	[1]	none	0.15%	[1]	0.84%	1.04%	(0.28%)	[2]	0.76%	[2]
Administrative Class	0.05%	[1]	0.25%	0.15%	[1]	0.84%	1.29%	(0.28%)	[2]	1.01%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.66% for Institutional Class, 0.76% for Class P and 1.01% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz Global Investors Solutions 2035 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2035 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2035 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.66%	[2]
Allianz Global Investors Solutions 2035 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.76%	[2]
Allianz Global Investors Solutions 2035 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.01%	[2]

[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.66% for Institutional Class, 0.76% for Class P and 1.01% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2035 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2035 Fund
Allianz Global Investors Solutions 2035 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2035 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2035 Fund		Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	[2]	0.05%	[1]	0.25%	0.30%	[1]	0.84%	1.44%	(0.38%)	[3]	1.06%	[3]
Class R		0.05%	[1]	0.50%	0.30%	[1]	0.84%	1.69%	(0.28%)	[3]	1.41%	[3]
[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.06% for Class A and 1.41% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz Global Investors Solutions 2035 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2035 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2035 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2035 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.06%	[2],[3]
Allianz Global Investors Solutions 2035 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.41%	[3]

[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.06% for Class A and 1.41% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2045 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2045 Fund
Allianz Global Investors Solutions 2045 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2045 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2045 Fund	Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.05%	[1]	none	0.10%	[1]	0.91%	1.06%	(0.36%)	[2]	0.70%	[2]
Class P	0.05%	[1]	none	0.15%	[1]	0.91%	1.11%	(0.31%)	[2]	0.80%	[2]
Administrative Class	0.05%	[1]	0.25%	0.15%	[1]	0.91%	1.36%	(0.31%)	[2]	1.05%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P and 1.05% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz Global Investors Solutions 2045 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2045 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2045 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.70%	[2]
Allianz Global Investors Solutions 2045 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.80%	[2]
Allianz Global Investors Solutions 2045 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[2]

[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P and 1.05% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2045 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2045 Fund
Allianz Global Investors Solutions 2045 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2045 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2045 Fund		Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	[2]	0.05%	[1]	0.25%	0.30%	[1]	0.91%	1.51%	(0.41%)	[3]	1.10%	[3]
Class R		0.05%	[1]	0.50%	0.30%	[1]	0.91%	1.76%	(0.31%)	[3]	1.45%	[3]
[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.10% for Class A and 1.45% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz Global Investors Solutions 2045 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2045 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2045 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2045 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.10%	[2],[3]
Allianz Global Investors Solutions 2045 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[3]

[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.10% for Class A and 1.45% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2055 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2055 Fund
Allianz Global Investors Solutions 2055 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2055 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2055 Fund	Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.05%	[1]	none	0.10%	[1]	0.92%	1.07%	(0.37%)	[2]	0.70%	[2]
Class P	0.05%	[1]	none	0.15%	[1]	0.92%	1.12%	(0.32%)	[2]	0.80%	[2]
Administrative Class	0.05%	[1]	0.25%	0.15%	[1]	0.92%	1.37%	(0.32%)	[2]	1.05%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P and 1.05% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz Global Investors Solutions 2055 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2055 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2055 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2055 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.70%	[2]
Allianz Global Investors Solutions 2055 Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.80%	[2]
Allianz Global Investors Solutions 2055 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[2]

[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P and 1.05% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Allianz Global Investors Solutions 2055 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2055 Fund
Allianz Global Investors Solutions 2055 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2055 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2055 Fund		Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	[2]	0.05%	[1]	0.25%	0.30%	[1]	0.92%	1.52%	(0.42%)	[3]	1.10%	[3]
Class R		0.05%	[1]	0.50%	0.30%	[1]	0.92%	1.77%	(0.32%)	[3]	1.45%	[3]
[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.10% for Class A and 1.45% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
Allianz Global Investors Solutions 2055 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2055 Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012 to the
Statutory Prospectus for Class A and R Shares of Allianz Funds Multi-Strategy Trust,
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2055 Fund

The table labeled ���Annual Fund Operating Expenses��� and the footnotes thereto are hereby restated as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allianz Global Investors Solutions 2055 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.10%	[2],[3]
Allianz Global Investors Solutions 2055 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Estimated Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.45%	[3]

[1]	Other Expenses are based upon estimated amounts for the Fund���s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (���AGIFM���) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
[3]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding interest, taxes, and extraordinary expenses, exceed 1.10% for Class A and 1.45% for Class R Shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.